Trade Receivables - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Trade receivables
Financial assets	€ 3,386.2	€ 4,549.5	€ 3,791.4
Trade receivables
Trade receivables
Change in allowance for impairment	0.0
Bad Debts Written off	0.0
Financial assets	18.6	67.5	59.5
Trade receivables | Past due
Trade receivables
Financial assets	1.0	3.3	0.8
Trade receivables | Past due and impaired
Trade receivables
Financial assets	0.0	0.0	0.1
Trade receivables | Past due but not impaired
Trade receivables
Financial assets	€ 0.0	€ 3.3	€ 0.6